Document And Entity Information	Nov. 21, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 21, 2022
Entity Registrant Name	MELI Kaszek Pioneer Corp
Entity File Number	001-40847
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1607040
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Individual Office No. 07-156
Entity Address, City or Town	Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	598
Local Phone Number	2927 2770
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	MEKA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001870258
Amendment Flag	false